Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	December 31, 2020	December 31, 2021
	RMB	RMB
Assets

Cash and cash equivalents	3,315,160	-
Investments in subsidiaries	392,559,403	392,559,403
Other assets	296,210,723	291,457,560

Total assets	692,085,286	684,016,963

Liabilities and shareholders’ equity

Accrued employee benefits	97,555	-
Other operating liabilities	10,508,460	9,697,484

Total liabilities	10,606,015	9,697,484

Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,371,643,240 shares issued and outstanding as of December 31, 2020; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2021)	916,743	916,744
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,277,923)	(7,467,430)
Accumulated other comprehensive income:
Foreign currency translation adjustment	(17,581,994)	(24,552,280)

Total shareholders’ equity	681,479,271	674,319,479

Total liabilities and shareholders’ equity	692,085,286	684,016,963

Schedule of condensed statements of comprehensive income
	Year ended December 31
	2020	2021
	RMB	RMB
Interest and fees income
Interest on deposits with banks	5,713	171

Total interest and fees income	5,713	171

Other revenue	-	481,007

Total non-interest income	-	481,007

Total revenue	5,713	481,178

Operating expenses
Employee compensation and benefits	(397,404)	(580,464)
Other expenses	(2,456,055)	(90,221)

Total operating expenses	(2,853,459)	(670,685)

Income before income tax expense	(2,847,746)	(189,507)
Income tax expense	-	-

Net losses	(2,847,746)	(189,507)

Other comprehensive losses
Foreign currency translation adjustment	(20,712,092)	(6,970,285)

Comprehensive losses	(23,559,838)	(7,159,792)

Schedule of condensed statements of cash flows
	Year ended December 31
	2020	2021
	RMB	RMB
Cash flows from operating activities:

Net losses	(2,847,746)	(189,507)
Other operating assets	20,483,176	483,825
Other operating liabilities	(801,055)	(3,609,478)

Net cash provided by/(used in) operating activities	16,834,375	(3,315,160)

Net increase/(decrease) in cash and cash equivalents	16,834,375	(3,315,160)
Cash and cash equivalents at the beginning of year	7,192,877	3,315,160
Effect of exchange rate change on cash and cash equivalents	(20,712,092)	-

Cash and cash equivalents at the end of year	3,315,160	-